Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Summary Of Financial Instruments Outstanding

At December 31, 2012 and 2011, the Company had the following financial instruments outstanding, whose contract amounts represent credit risk:

	Contract Amount
(Dollars in thousands)	2012	2011
Commitments to grant loans	$192,295	$243,458
Unfunded commitments under lines of credit	2,372,971	1,773,601
Commercial and standby letters of credit	62,207	49,530